INVENTORIES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 months
Inventories 1	$ 1,343,197
Inventories 2	323,570
Inventories 3	1,666,767
Inventories 4	$ 60,531
Inventories 1		12